Convertible Preferred Stock and Stockholders' Deficit - Summary of fair value of stock option grants using Black-Scholes option pricing model (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	1 year			6 years 1 month 6 days
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate - Minimum			0.30%	1.40%
Risk-free interest rate - Maximum			1.00%	2.40%
Expected volatility - Minimum			87.00%	84.00%
Expected volatility - Maximum			93.00%	87.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.90%	1.00%
Expected volatility	90.00%	93.00%
Expected term (in years)	6 years 1 month 6 days	6 years 1 month 6 days	6 years 1 month 6 days
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.70%	0.30%
Expected volatility	82.00%	87.00%
Expected term (in years)	5 years 6 months	5 years 3 months 18 days	5 years 3 months 18 days